Stockholders' equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders’ equity

Note 9 — Stockholders’ equity

The following description summarizes the material terms and provisions of the securities that the Company has authorized.

Common stock

The Company is authorized to issue 110,000,000 shares of common stock. At Closing the Company had issued 50,833,619 shares of common stock. As of December 31, 2020 the Company had 50,878,780 shares of common stock that were outstanding, of which: a) 26,888,285 shares were issued to the stockholders of ChaSerg who did not redeem their shares, b) 1,200,000 shares legally issued and outstanding to the ChaSerg Founders and underwriter subject to earnout provisions as discussed further below, c) 53,000 shares issued to the Sponsor of ChaSerg at $10.00 per share as the result of a promissory note of $0.5 million converted to the Company’s common stock, d) 19,490,295 shares issued to GDD International Holding Company, e) 2,094,850 shares issued to BGV Opportunity Fund, L.P., and f) 1,152,350 shares issued to former shareholders of GDI. Additionally at Closing, there were 4,313,917 outstanding vested options to purchase the Company’s common stock.

Preferred Stock

As of December 31, 2019 GDI had 1,047,942 shares of no par value shares of preferred stock outstanding convertible on a 1:1 basis with GDI’s common stock. At the Closing, the preferred stock outstanding was converted into common stock of the Company, par value $0.0001 per share. Therefore, as of December 31, 2020 there was no preferred stock outstanding.

Founders and underwriter shares subject to earnout provisions

At the Closing, the Company had 1,200,000 shares of common stock issued and outstanding subject to earnout provisions (the “Earnout Shares”). The Earnout Shares are subject to transfer restrictions and the owners of the Earnout Shares cannot sell, transfer or otherwise dispose of their respective shares until the respective earnout provisions have been achieved as described further below. The Earnout Shares have full ownership rights including the right to vote and receive dividends and other distributions thereon. Dividends and other distributions are not subject to forfeiture in accordance with the Amended and Restated Sponsor Share Letter filed with the SEC on January 26, 2020. The Earnout Shares vest and are no longer subject to the transfer restrictions as follows:

1)     399,999; 400,000; and 400,001 Earnout Shares vest if the closing price of the Company’s common stock on the principal exchange on which the securities are listed or quoted have been at or about $12.00; $13.50; and $15.00 per share, respectively, for 20 trading days (which need not be consecutive) over a thirty trading day period at any time;

The Earnout Shares automatically vest upon and immediately prior to any of the following events:

1)     The Company engages in a “going private” transaction pursuant to Rule 13e-3 under the Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise cease to be subject to reporting obligations under Sections 13 or 15(d) of the Exchange Act;

2)     The Company’s common stock ceases to be listed on a national securities exchange;

3)     The Company is amalgamated, merged, consolidated or reorganized with or into another company or person (an “Acquiror”) and as a result of such amalgamation, merger, consolidation or reorganization, fewer than 50.1% (whether by voting or economic rights) of the outstanding equity securities or other capital interests of the Acquiror or surviving or resulting entity is owned in the aggregate by the shareholders of the Company, directly or indirectly, immediately prior to such amalgamation, merger, consolidation or reorganization, excluding from such computation the interests of the Acquiror or any affiliate of the Acquiror;

4)     The Company and/or its subsidiaries sell, assign, transfer or otherwise dispose of (including by bulk reinsurance outside of the ordinary course of business consistent with past practice), in one or a series of related transactions, all or substantially all of the assets of the Company and its subsidiaries, taken as a whole, to an Acquiror, fewer than 50.1% (whether by voting or economic rights) of the outstanding equity securities or other capital interests of which, immediately following such sale, assignment or transfer, are owned in the aggregate by the pre-transaction Company stockholders; or

5)     If a Schedule 13D or Schedule 13G report (or any successor schedules, form or report), each as promulgated pursuant to the Exchange Act, is filed with the SEC disclosing that any person or group (as the terms “person” and “group” are used in Section 13(d) or Section 14(d) of the Exchange Act and the rules and regulations promulgated thereunder) has become the beneficial owner (as the term “beneficial owner” is defined in Rule 13d-3 or any successor rule or regulation promulgated under the Exchange Act) of a percentage of shares of the outstanding Company common shares as shall be greater than the percentage of such shares that, at the date of such filing, is held by any other person or group that held more than 50% of the voting or economic power of Company immediately after the Closing.

The Earnout Shares released for any event as noted above shall be subject to an equitable adjustment for share splits, share dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the common stock after the Closing. Additionally, each such price threshold shall be reduced by the amount of the aggregate cash or the fair market value of any securities or other assets paid or payable by the Company to the holders of common stock, on a per share basis, as an extraordinary dividend or distribution following the Closing; provided that the declaration and payment of any such extraordinary dividend or distribution shall be subject to all applicable Laws. An “extraordinary dividend or distribution” means any dividend or distribution other than a regularly-scheduled dividend or distribution.

As of December 31, 2020, none of the Earnout Shares have vested. On January 20, 2021, 399,999 Earnout Shares vested and are no longer subject to transfer restrictions. On March 2, 2021, 400,000 Earnout Shares vested and are no longer subject to transfer restrictions.

Warrants

As of December 31, 2020, there were a total of 11,346,500 warrants outstanding. As part of its initial public offering (“IPO”), ChaSerg issued 22,000,000 units including one share of common stock and one-half of one redeemable warrant. Simultaneously with its IPO, ChaSerg issued 640,000 private placement units to its sponsor underwriter, each consisting of one common share and one-half of one redeemable warrant. ChaSerg issued 53,000 units as a result of the conversion of a working capital sponsor loan consisting of one common share and one-half of one redeemable warrant.

Each whole warrant entitles the holder to purchase one share of common stock at a price of $11.50. Warrants may only be exercised for a whole number of shares for common stock. No fractional shares will be issued upon exercise of the warrants. Each warrant is currently exercisable and will expire March 5, 2025 (five years after the completion of the Business Combination), or earlier upon redemption or liquidation.

The Company may call the warrants for redemption at a price of $0.01 per warrant upon a minimum 30 days’ prior written notice of redemption, if and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and if and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.